Investment in an associate	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Associates [Abstract]
Investment in an associate

25. Investment in an associate

During the quarter ended September 30, 2018, the Company concluded it exerted significant influence over ProThera Biologics, Inc., or ProThera, a company headquartered in Rhode Island, U.S.A., since August 15, 2018. As such, ProThera became an associate as well as a related party from that date and consequently, the equity investment in ProThera was accounted for using the equity method (note 2). ProThera is a biotherapeutics company developing methods for using Inter-alpha Inhibitor Proteins, or IaIP, to treat severe inflammation associated with infection, trauma and disease.

As of December 31, 2018, Liminal held 15.2% of the outstanding common shares of Prothera having a historical cost of $1,204. It also held an investment in convertible debt of ProThera. At December 31, 2018, the Company had invested $1,181 (US$ 866,000) in convertible debt of Prothera Biologics Inc. The convertible debt was convertible at the option of the issuer or the holder into preferred shares of ProThera, denominated in U.S. dollars and earning interest at 8.0% per annum, to be received at the date of maturity which was January 3, 2020.

As required when significant influence over an investment is obtained, the investment must be measured at fair value as of the date it became an associate. A fair value approach was applied by management in determining the fair value of the identifiable assets and liabilities of ProThera.

From August 15 until December 31, 2018, the associate reported losses of $144 of which $22 were recorded in the statement of operation as the Company’s share of the loss and comprehensive loss of an associate. During the fourth quarter of 2018, following changes to the Company’s strategic plans, an impairment of the investment in the associate, in the amount of $1,182 was recognized (note 24), reducing the carrying amount of the investment in the associate to $nil at December 31, 2018. The fair value of the investment in the convertible debt was estimated at $nil at December 31, 2018 and the loss of $1,181 is included as part of the change in fair value of financial instruments measure at fair value through profit or loss in the statement of operations.

On January 3, 2019, the convertible debt was converted into preferred shares of ProThera by the issuer.

In February 2019, the Company decided that it was no longer part of its strategy to pursue the development of Inter-alpha Inhibitor proteins and undertook discussions with ProThera to terminate the various corporate and commercial agreements it had in place with ProThera. The Company determined that, from that point on, it no longer had significant influence over ProThera and therefore changed its accounting for its investment in ProThera’s common shares as an investment in an associate to that of a financial asset at fair value through profit and loss. The fair value of such financial asset was evaluated at $nil at that time. Any transactions between the Company and ProThera as of that date are no longer considered as a related party transaction. During December 2019, Liminal transferred the preferred shares it held back to ProThera in consideration for the termination of the agreement.

Changes in the carrying amount of the investment in an associate from the date it was initially recognized as an associate on August 15, 2018 to December 31, 2018 are as follows:

Loss and comprehensive loss of an associate from August 15 to December 31, 2018	$144
Share of losses of an associate	—

Historical cost of the investment in an associate	1,204
Less:
Share of losses of an associate	—
Impairment on investment in an associate (note 24)	1,182
Carrying amount of the investment in an associate as at December 31, 2018	$22